Equity Securities Issued (Details 1)	6 Months Ended
Dec. 31, 2019 USD ($) shares
Equity Securities Issued [Abstract]
Balance at 1 July 2019 | $	$ 60,511,326
Balance at 1 July 2019, shares | shares	163,215,706
Issue at US$0.10 pursuant to ADS public offering (2019-07-19) | $	$ 1,926,186
Issue at US$0.10 pursuant to ADS public offering (2019-07-19), shares | shares	13,565,200
Issue at $0.16 in lieu of payment for services (2019-11-12) | $	$ 70,000
Issue at $0.16 in lieu of payment for services (2019-11-12), shares | shares	437,500
Less: Transaction costs arising on share issues | $	$ (374,728)
Less: Transaction costs arising on share issues, shares | shares
Balance at 31 December 2019 | $	$ 62,132,784
Balance at 31 December 2019, shares | shares	177,218,406